Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales of licenses	$ 611	$ 1,548	$ 1,366
Services	20,940	24,783	22,008
Total revenues	21,551	26,331	23,374
COST OF REVENUES
Cost of sales of licenses	108	86	82
Cost of services	9,936	12,364	11,071
Total cost of revenues	10,044	12,450	11,153
GROSS PROFIT	11,507	13,881	12,221
OPERATING EXPENSES:
Research and development	3,495	4,048	3,963
Selling and marketing	965	1,403	973
General and administrative	1,523	1,602	1,822
Total operating expenses	5,983	7,053	6,758
OPERATING INCOME	5,524	6,828	5,463
FINANCIAL INCOME, net	93	55	379
INCOME BEFORE TAXES ON INCOME	5,617	6,883	5,842
TAXES ON INCOME	330	936	459
NET INCOME	$ 5,287	$ 5,947	$ 5,383
Basic (in Dollars per share)	$ 0.26	$ 0.3	$ 0.27
Diluted (in Dollars per share)	$ 0.26	$ 0.29	$ 0.27
Basic (in Shares)	20,099	20,006	19,907
Diluted (in Shares)	20,397	20,270	20,138